PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	105,680	67,940
Amounts due from related parties	148,714	165,940
Accounts receivable	6,884	6,957
Other receivables, net	63,832	95,297
Inventory	71,248	2,120
Prepaid expense and other current assets	64,978	22,364
Long-term investments	25,421	27,427
Property, equipment and software, net	12,835	12,436
Intangible assets, net	2,703	17,295
Goodwill	—	38,246
Total assets	502,295	456,022

Accounts payable	4,864	7,379
Amounts due to related parties	727,917	914,109
Current portion of long-term borrowings	—	281
Deferred tax liability	—	3,725
Other payables and accruals	402,945	249,841
Total liabilities	1,135,726	1,175,335

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total revenues	103,830	244,830	416,578
Cost of revenues	(36,788)	(130,099)	(156,093)
Net loss	(9,253)	(603,030)	(85,882)

Net cash generated from/(used in) operating activities	155,589	(584,072)	(51,713)
Net cash used in investing activities	(17,037)	(5,529)	(67,516)
Net cash (used in)/generated from financing activities	(62,410)	604,314	81,489
Net increase/(decrease) in cash and cash equivalents	76,142	14,713	(37,740)
Cash and cash equivalents at beginning of year	14,825	90,967	105,680
Cash and cash equivalents at end of year	90,967	105,680	67,940

Schedule of estimated useful lives of property, equipment and software

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of value-added tax rate for general VAT payers

Type of service	Applicable VAT rate (%)
Sales of cars	17%/16%
Transaction facilitation	6%
Loan facilitation	6%
Other services	6%